General and Administration Expenses - Schedule of General and Administration Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Schedule Of General And Administration Expenses Abstract
Salaries and benefits	$ 2,277,440	$ 724,093		$ 784,089
Professional fees	793,804	675,624		713,339
Insurance	166,806	188,451		289,490
Travel expenses	23,668	46,381		32,044
Depreciation	33,725	32,039		41,201
Occupancy and office expenses	100,599	79,891		93,046
Nasdaq annual fees	53,000	49,500	[1]	47,000	[1]
Depository and transfer agent	139,660	84,528	[1]	129,487	[1]
Investor relations and press releases	115,388	23,554	[1]	47,034	[1]
Other	180,141	66,788	[1]	79,678	[1]
General and administration expenses, total	$ 3,884,231	$ 1,970,849		$ 2,256,408

[1]	Reclassed